SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Variable Series I: DWS Bond VIP DWS Capital Growth VIP DWS Global Small Cap Growth VIP DWS Growth & Income VIP DWS International VIP
DWS Variable Series II:
DWS Alternative Asset Allocation Plus VIP
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Diversified International Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP

DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Strategic Income VIP

DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

The first paragraph of each Fund’s Summary Prospectus is deleted and replaced with the following:

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, Statement of Additional Information and other information about the fund online at www.dws–investments.com/vipros. You can also get this information at no cost by e–mailing a request to inquiry.info@dws.com, calling (800) 728–3337 or by contacting your insurance company. The prospectus and Statement of Additional Information, both dated May 1, 2011, as supplemented, are incorporated by reference into this Summary Prospectus.

Please Retain This Supplement for Future Reference

September 8, 2011
PROSTKR-177